NET REVENUES - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of revenues
Net revenues	¥ 13,516,698	$ 1,959,736	¥ 12,425,902	¥ 8,203,157
Product [Member]
Disaggregation of revenues
Net revenues	13,403,436		12,331,705	8,156,672
B2C segment
Disaggregation of revenues
Net revenues	408,305		491,855	666,223
B2B segment
Disaggregation of revenues
Net revenues	12,995,131		11,839,850	7,490,449
Service
Disaggregation of revenues
Net revenues	113,262		94,197	46,485
MP Service
Disaggregation of revenues
Net revenues	68,477		52,309	30,533
Other Services
Disaggregation of revenues
Net revenues	¥ 44,785		¥ 41,888	¥ 15,952